Mezzanine Equity and Stockholders' Deficit (Details) - Summary of Issued and Outstanding Shares of Common Stock - shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Class of Stock [Line Items]
Common stock, shares issued	83,645,759	79,738,747	69,345,606
Common stock, shares outstanding	83,645,759	79,738,747	69,345,606
Non voting Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares outstanding				25,765,237
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued	61,204,103	57,297,091	43,294,342
Common stock, shares outstanding	61,204,103	57,297,091	43,294,342
Common Stock [Member] | Class B Non Voting Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued	285,937	285,937	285,937
Common stock, shares outstanding	285,937	285,937	285,937
Common Stock [Member] | Non voting Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued	22,155,719	22,155,719	25,765,327
Common stock, shares outstanding	22,155,719	22,155,719	25,765,327